BALANCE SHEETS (Parenthetical) - $ / shares	Nov. 25, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A ordinary shares subject to possible redemption, par value		$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary shares subject to possible redemption, shares issued		29,191,301	29,510,755	0
Preferred shares, par value (in dollar per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized		1,000,000	1,000,000	1,000,000
Preferred shares, shares issued		0	0	0
Preferred shares, shares outstanding		0	0	0
Ordinary shares, par value (in dollar per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		220,000,000	220,000,000
Class A
Ordinary shares, par value (in dollar per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued		1,808,699	1,489,245	0
Ordinary shares, shares outstanding		1,808,699	1,489,245	0
Class B
Ordinary shares, par value (in dollar per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued		7,750,000	7,750,000	8,625,000
Ordinary shares, shares outstanding		7,750,000	7,750,000	8,625,000
Shares forfeited	875,000